Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Reported a Net Loss	Since the Company reported a net loss for the year ended December 31, 2022, it was required by ASC 260 to use basic weighted-average shares outstanding when calculating diluted net loss per share for the year ended December 31, 2022, as the potential dilutive securities are anti-dilutive.
	Years ended December 31,
	2022	2021
Numerator:
Net (loss) income attributable to the Company’s shareholders	$(44,520,635)	$96,463,523

Denominator:
Weighted average ordinary shares outstanding
Basic	56,084,858	55,500,000
Diluted	56,084,858	55,500,000

Net (loss) income per share
Basic	$(0.79)	$1.74
Diluted	$(0.79)	$1.74

Schedule of Potentially Dilutive Securities Outstanding	The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, because such securities had an antidilutive impact:
	Years ended December 31,
	2022	2021
Public and private warrants (Note 14)	4,825,000	—
Shares award granted (Note 15)	5,946,100	—

	10,771,100	—